Stockholders' Deficit (Details)	12 Months Ended
Dec. 31, 2019 shares
Stock Compensation Plan [Member]
Share grants approved	50,000,000
Options outstanding	20,150,000
Shares available for award	29,850,000
Restricted Stock [Member] | 2018 Incentive Stock Plan [Member]
Share grants approved	50,000,000
Options outstanding	20,150,000
Shares available for award	29,850,000